Financial Instruments - Interest bearing loans and borrowings (Details) - Loans and Borrowings - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	€ 2,082.4	€ 1,706.4
Carrying value	2,056.4	1,688.4
Deferred borrowing costs
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	0.0	0.0
Carrying value	(10.2)	(6.9)
Senior EUR/USD loans
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value	1,316.5	1,295.1
Senior EUR/USD loans | Level 2
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	1,324.8	1,300.4
Other borrowings [Domain]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	0.1	0.2
Carrying value	0.1	0.2
2024 fixed rate senior secured notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value	0.0	400.0
2024 fixed rate senior secured notes | Level 1
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	0.0	€ 405.8
Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value	750.0
Twenty Twenty-Eight Fixed Rate Senior Secured Notes | Level 1
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	€ 757.5